OTHER CURRENT LIABILITIES - Summary of Revenue Recognized in Relation to Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 1,312	$ 609
Advance from customers
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	1,222	511
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	44	49
Transportation service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 46	$ 49